Fair Value Measurements (Tables) (Inventergy Inc [Member])	12 Months Ended
Dec. 31, 2013
Inventergy Inc [Member]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis at December 31, 2013:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
Promissory notes payable derivative liability	$534,975	$-	$-	$534,975
Series A-1 preferred stock derivative liability	56,926	-	-	56,926

Total	$591,901	$-	$-	$591,901

Schedule of Changes in Fair Value of Company’s Level 3 Liabilities
The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013:

	Promissory	Series A-1
	Notes Payable	Preferred Stock
	Derivative Liability	Derivative Liability
Balance at December 31, 2012	$-	$-
Fair value at issuance	582,903	548,465
Change in fair value	(47,928)	(491,539)

Balance at December 31, 2013	$534,975	$56,926